Summary of Significant Accounting Policies - Useful Lives within Property Classification (Detail)	12 Months Ended
Jan. 31, 2013
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Useful lives	15 years
Minimum | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Useful lives	35 years
Maximum | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Useful lives	10 years